Bonds and securities at amortized cost (Details 3) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on January 1, 2018	R$ 2,065,120	[1]
Transferred to Stage 1	(50,518)	[1]
Transferred to Stage 2	(154,101)	[1]
Transferred to Stage 3	(30,374)	[1]
Out of Stage 1	39,578	[1]
Out of Stage 2	31,746	[1]
Out of Stage 3	163,669	[1]
Assets constitued/reversed	956,919	[1]
Expected loss of financial assets at amortized cost on December 31, 2018	3,022,039	[1]
Stage 1
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on January 1, 2018	91,223
Transferred to Stage 1	0
Transferred to Stage 2	(39,578)
Transferred to Stage 3	0
Out of Stage 1	0
Out of Stage 2	1,372
Out of Stage 3	49,146
Assets constitued/reversed	76,044
Expected loss of financial assets at amortized cost on December 31, 2018	178,207
Stage 2
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on January 1, 2018	505,955
Transferred to Stage 1	(1,372)
Transferred to Stage 2	0
Transferred to Stage 3	(30,374)
Out of Stage 1	39,578
Out of Stage 2	0
Out of Stage 3	114,523
Assets constitued/reversed	160,711
Expected loss of financial assets at amortized cost on December 31, 2018	789,021
Stage 3
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on January 1, 2018	1,467,942
Transferred to Stage 1	(49,146)
Transferred to Stage 2	(114,523)
Transferred to Stage 3	0
Out of Stage 1	0
Out of Stage 2	30,374
Out of Stage 3	0
Assets constitued/reversed	720,164
Expected loss of financial assets at amortized cost on December 31, 2018	R$ 2,054,811

[1]	The expected loss balance is recorded as 'Expected Loss on Other Financial Assets' in the Consolidated Statement of Income.